April 7, 2008

                         CHURCH CAPITAL INVESTMENT TRUST

                     CHURCH CAPITAL VALUE TRUST (THE "FUND")

                Supplement to the Prospectus dated April 1, 2008

      On April 4, 2008, Sterling Financial Corporation, the parent company of Church Capital Management, LLC ("CCM"), the investment adviser to the Fund, merged with and into The PNC Financial Services Group, Inc. ("PNC"). As a result of this merger, CCM is a wholly-owned subsidiary of PNC. The merger resulted in a change of control at CCM and, pursuant to relevant provisions of the Investment Company Act of 1940, effectively terminated the investment advisory agreement between the Fund and CCM. However, CCM is currently managing the Fund under an Interim Investment Advisory Agreement that was approved by the Board of Trustees of Church Capital Investment Trust in anticipation of the merger with PNC. The terms of the Interim Investment Advisory Agreement, including the amount of compensation payable to CCM, are substantially identical to those of the recently terminated investment advisory agreement except that (i) the Interim Investment Advisory Agreement has a maximum term of 150 days, (ii) the Trustees or a majority of the Fund's outstanding shares may terminate the Interim Investment Advisory Agreement at any time, without penalty, on not more than 10 days' written notice, and (iii) compensation earned by CCM under the Interim Investment Advisory Agreement will be held in an interest-bearing escrow account until the Fund's shareholders approve a new investment advisory agreement. Upon approval by shareholders of a new investment advisory agreement, it is expected that the amounts held in the escrow account, plus interest, will be paid to CCM.

      In the coming months, shareholders will be receiving in the mail a proxy statement seeking shareholder approval of a new Investment Advisory Agreement (the "New Advisory Agreement"). The New Advisory Agreement, if approved by shareholders, will replace the Interim Investment Advisory Agreement.

                                                                   April 7, 2008

                         CHURCH CAPITAL INVESTMENT TRUST

                  CHURCH CAPITAL MONEY MARKET FUND (THE "FUND")

                Supplement to the Prospectus dated April 1, 2008

      On April 4, 2008, Sterling Financial Corporation, the parent company of Church Capital Management, LLC ("CCM"), the investment adviser to the Fund, merged with and into The PNC Financial Services Group, Inc. ("PNC"). As a result of this merger, CCM is a wholly-owned subsidiary of PNC. The merger resulted in a change of control at CCM and, pursuant to relevant provisions of the Investment Company Act of 1940, effectively terminated the investment advisory agreement between the Fund and CCM. However, CCM is currently managing the Fund under an Interim Investment Advisory Agreement that was approved by the Board of Trustees of Church Capital Investment Trust in anticipation of the merger with PNC. The terms of the Interim Investment Advisory Agreement, including the amount of compensation payable to CCM, are substantially identical to those of the recently terminated investment advisory agreement except that (i) the Interim Investment Advisory Agreement has a maximum term of 150 days, (ii) the Trustees or a majority of the Fund's outstanding shares may terminate the Interim Investment Advisory Agreement at any time, without penalty, on not more than 10 days' written notice, and (iii) compensation earned by CCM under the Interim Investment Advisory Agreement will be held in an interest-bearing escrow account until the Fund's shareholders approve a new investment advisory agreement. Upon approval by shareholders of a new investment advisory agreement, it is expected that the amounts held in the escrow account, plus interest, will be paid to CCM.

      In the coming months, shareholders will be receiving in the mail a proxy statement seeking shareholder approval of a new Investment Advisory Agreement (the "New Advisory Agreement"). The New Advisory Agreement, if approved by shareholders, will replace the Interim Investment Advisory Agreement.